Data Compare Summary (Total)
Run Date - 1/23/2025 12:04:20 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	1	0.00%	12
City	0	12	0.00%	12
State	0	12	0.00%	12
Zip	1	12	8.33%	12
Borrower First Name	0	1	0.00%	12
Borrower Last Name	0	1	0.00%	12
Note Date	0	12	0.00%	12
Original Loan Amount	0	12	0.00%	12
Original Term	0	12	0.00%	12
Original Interest Rate	0	12	0.00%	12
Original CLTV	0	1	0.00%	12
Original LTV	1	1	100.00%	12
LTV Valuation Value	0	1	0.00%	12
Investor: Qualifying Total Debt Ratio	0	1	0.00%	12
Disbursement Date	0	12	0.00%	12
Appraised Value	1	11	9.09%	12
Originator Application Date	1	11	9.09%	12
Borrower Full Name	3	11	27.27%	12
Total	7	136	5.15%	12